FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Securities available for sale		$ 1,412,830	$ 1,072,159
Federal Home Loan Bank and Federal Reserve Bank Stock		18,427	18,427
Liabilities [Abstract]
Deposits with stated maturity	[1]	335,792
Other borrowings		30,009	30,012
Subordinated debt		39,357	39,281
Subordinated debentures		39,592	39,524
Reciprocal deposits included in deposits with no stated maturity		562,210	518,400
Reciprocal deposits included in deposits with stated maturity		24,416	37,785
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		51,069	56,006
Interest bearing deposits		58,404	62,699
Securities available for sale		1,412,830	1,072,159
Federal Home Loan Bank and Federal Reserve Bank Stock		18,427	18,427
Net loans and loans held for sale		2,948,074	2,790,683
Accrued interest receivable		12,865	12,315
Derivative financial instruments		12,283	16,782
Liabilities [Abstract]
Deposits with no stated maturity	[2]	3,781,298	3,198,338
Deposits with stated maturity	[2]	335,792	439,017
Other borrowings		30,009	30,012
Subordinated debt		39,357	39,281
Subordinated debentures		39,592	39,524
Accrued interest payable		497	601
Derivative financial instruments		5,961	11,754
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		51,069	56,006
Interest bearing deposits		58,404	62,699
Securities available for sale		1,412,830	1,072,159
Net loans and loans held for sale		2,931,079	2,794,058
Accrued interest receivable		12,865	12,315
Derivative financial instruments		12,283	16,782
Liabilities [Abstract]
Deposits with no stated maturity		3,781,298	3,198,338
Deposits with stated maturity		336,006	441,457
Other borrowings		30,155	30,844
Subordinated debt		44,999	41,417
Subordinated debentures		33,866	30,265
Accrued interest payable		497	601
Derivative financial instruments		5,961	11,754
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		51,069	56,006
Interest bearing deposits		58,404	62,699
Securities available for sale		0	0
Net loans and loans held for sale		35,233	0
Accrued interest receivable		1	3
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		3,781,298	3,198,338
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debt		0	0
Subordinated debentures		0	0
Accrued interest payable		67	59
Derivative financial instruments		0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Securities available for sale		1,412,830	1,072,159
Net loans and loans held for sale		55,470	92,434
Accrued interest receivable		6,028	3,414
Derivative financial instruments		12,283	16,782
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		336,006	441,457
Other borrowings		30,155	30,844
Subordinated debt		44,999	41,417
Subordinated debentures		33,866	30,265
Accrued interest payable		430	542
Derivative financial instruments		5,961	11,754
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Securities available for sale		0	0
Net loans and loans held for sale		2,840,376	2,701,624
Accrued interest receivable		6,836	8,898
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debt		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Derivative financial instruments		$ 0	$ 0

[1]	Includes time deposits, brokered time deposits and reciprocal time deposits
[2]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $562.210 million and $518.400 million at December 31, 2021 and 2020, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $24.416 million and $37.785 million at December 31, 2021 and 2020, respectively.